SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

On October 12, 2021, through the filing of a Current Report on Form 8-K, the Company announced a new employment agreement with Ryan Polk, who serves as its Chief Financial Officer. The agreement provides for an annual salary of $150,000, annual equity incentive awards equal to $50,000, and a discretionary annual performance bonus target of $100,000.

On October 22, 2021, the Company filed a Form S-8 Registration Statement registering the issuance of the 8,000,000 shares of common stock under the Company’s 2021 Omnibus Equity Incentive Plan, which was approved by the shareholders at the annual meeting held on September 13, 2021.

Following SEC acceptance of the Form S-8 for the Omnibus Equity Incentive Plan, the Company made the following awards, and the award recipients filed Form 4s with the SEC:

●	Tom Wilkinson, Chairman: 141,667 shares vesting immediately
●	Anthony Ambrose, Lead Independent Director: 141,667 shares vesting immediately
●	Sammy Davis, Director: 127,778 shares vesting immediately
●	David Chasteen, Chief Executive Officer: 1,111,111 shares vesting over 3 years with the first vesting anniversary on June 1, 2022
●	Nick Hnatiw, Chief Technology Officer: 277,778 shares vesting over 3 years with the first vesting anniversary on June 1, 2022
●	Ryan Polk, Chief Financial Officer: 277,778 shares vesting over 3 years with the first vesting anniversary on June 1, 2022

On November 12, 2021, the Company announced the formation of a Board of Advisors to its support product development, market entry and commercial applications of its disruptive polymorphic encryption technology. The founding members of the advisory board are Griffin Boyce, Privacy Lead at Google Fuchsia; Margaret Jones, Head of Content and Women’s ERG Lead at Airtable; and Travis Williams, Director of Product Management for Mind Tech at Hyperice.